Net Income per ordinary share (Tables)	12 Months Ended
Dec. 31, 2025
Net Income per Ordinary Share [Abstract]
Schedule of earnings per share, basic, by common class, including two class method	The basic and diluted net income per ordinary share has been calculated as follows:

Year ended December 31 (€, in millions, except per share data)	2023	2024	2025
Net income	7,839.0	7,571.6	9,609.4

Weighted average number of shares outstanding	393.8	393.3	388.5
Basic net income per ordinary share	19.91	19.25	24.73

Weighted average number of shares outstanding	393.8	393.3	388.5
Plus shares applicable to options and conditional shares	0.3	0.3	0.4
Diluted weighted average number of shares	394.1	393.6	388.9
Diluted net income per ordinary share	19.89	19.24	24.71